Tax assets and liabilities - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	$ 1,372	$ 1,094
Movement in income statement	263	303	$ 104
Other movements including foreign exchange movements	76	(25)
Net deferred tax (assets) liabilities at end of period	1,711	1,372	1,094
Unrealised losses or gains on investments
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	148	129
Movement in income statement	71	32
Other movements including foreign exchange movements	6	(13)
Net deferred tax (assets) liabilities at end of period	225	148	129
Balances relating to insurance and reinsurance contracts
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	1,408	1,170
Movement in income statement	190	260
Other movements including foreign exchange movements	78	(22)
Net deferred tax (assets) liabilities at end of period	1,676	1,408	1,170
Short-term temporary differences
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(60)	(94)
Movement in income statement	22	28
Other movements including foreign exchange movements	0	6
Net deferred tax (assets) liabilities at end of period	(38)	(60)	(94)
Unused tax losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(124)	(111)
Movement in income statement	(20)	(17)
Other movements including foreign exchange movements	(8)	4
Net deferred tax (assets) liabilities at end of period	$ (152)	$ (124)	$ (111)